Note 10 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments held for trading [Line Items]
Derivative financial assets held for trading		€ 32,551	€ 36,003	€ 34,293
Equity instruments held at fair value through profit or loss, classified as held for trading		9,901	6,760	4,589
Debt instruments held for trading		30,846	27,955	28,569
Loans and advances at fair value through profit or loss, classified as held for trading		49,887	38,230	73,590
Loans and advances to central banks held for trading		620	556	2,809
Loans and advances to credit institutions held for trading		17,985	20,938	56,599
loans and advances to customers held for trading		31,282	16,736	14,182
Current financial assets at fair value through profit or loss, classified as held for trading		123,185	108,948	141,042
Derivative financial liabilities held for trading		30,345	33,059	33,045
Short positions held for trading		13,100	13,878	15,735
Deposits at fair value through profit or loss that meet definition of held for trading		48,472	39,654	72,935
Deposits from central banks held for trading		3,653	3,360	6,397
Deposits from credit institutions held for trading		18,138	16,285	43,337
Customer deposits held for trading		26,681	20,010	23,201
Financial liabilities at fair value through profit or loss that meet definition of held for trading		91,917	86,591	121,715
Reverse repurchase agreements [Member]
Disclosure of financial instruments held for trading [Line Items]
Loans and advances to central banks held for trading		620	556	2,809
Loans and advances to credit institutions held for trading	[1]	17,954	20,918	56,569
loans and advances to customers held for trading		28,639	15,108	13,615
Repurchase agreement [Member]
Disclosure of financial instruments held for trading [Line Items]
Deposits from central banks held for trading		3,653	3,360	6,397
Deposits from credit institutions held for trading	[1]	17,652	15,994	42,676
Customer deposits held for trading		26,600	19,913	23,157
credit institutions [Member]
Disclosure of financial instruments held for trading [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		472	393	277
Other sectors [Member]
Disclosure of financial instruments held for trading [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		9,429	6,367	4,312
Issued by central banks [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		584	768	740
Issued by public administrations [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		27,222	23,671	24,766
Issued by financial institutions [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		1,411	1,665	1,824
Other debt instruments [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		€ 1,628	€ 1,852	€ 1,239

[1]	(1) The variation is mainly due to the evolution of "Reverse repurchase agreements" of BBVA, S.A. partially offset by the evolution of "Repurchase agreements" principally of BBVA, S.A.